CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
REVENUES
Rental income	$ 1,957,373	$ 1,817,853	$ 1,847,403
Fee and asset management	9,476	10,346	10,715
Total revenues	1,966,849	1,828,199	1,858,118
EXPENSES
Property and maintenance	490,301	456,628	477,814
Real estate taxes and insurance	224,842	203,732	191,781
Property management	80,087	71,300	76,824
Fee and asset management	4,998	7,345	7,840
Depreciation	648,691	551,512	528,641
General and administrative	39,887	38,994	44,951
Impairment	45,380	11,124	116,418
Total expenses	1,534,186	1,340,635	1,444,269
Operating income	432,663	487,564	413,849
Interest and other income	5,313	16,585	33,260
Other expenses	(11,928)	(6,487)	(5,760)
Interest:
Expense incurred, net	(470,551)	(496,146)	(481,770)
Amortization of deferred financing costs	(10,172)	(12,545)	(9,626)
(Loss) before income and other taxes, (loss) from investments in unconsolidated entities, net gain (loss) on sales of unconsolidated entities and land parcels and discontinued operations	(54,675)	(11,029)	(50,047)
Income and other tax (expense) benefit	(331)	(2,804)	(5,279)
(Loss) from investments in unconsolidated entities	(735)	(2,815)	(107)
Net gain on sales of unconsolidated entities	28,101	10,689	2,876
Net (loss) gain on sales of land parcels	(1,395)		2,976
(Loss) from continuing operations	(29,035)	(5,959)	(49,581)
Discontinued operations, net	325,018	387,988	485,994
Net income	295,983	382,029	436,413
Net (income) loss attributable to Noncontrolling Interests:
Operating Partnership	(13,099)	(20,305)	(26,126)
Preference Interests and Units		(9)	(15)
Partially Owned Properties	726	558	(2,650)
Net income attributable to controlling interests	283,610	362,273	407,622
Preferred distributions	(14,368)	(14,479)	(14,507)
Net income available to Common Shares	$ 269,242	$ 347,794	$ 393,115
Earnings per share - basic:
(Loss) from continuing operations available to Common Shares	$ (0.14)	$ (0.07)	$ (0.23)
Net income available to Common Shares	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	282,888	273,609	270,012
Earnings per share - diluted:
(Loss) from continuing operations available to Common Shares	$ (0.14)	$ (0.07)	$ (0.23)
Net income available to Common Shares	$ 0.95	$ 1.27	$ 1.46
Weighted average Common Shares outstanding	282,888	273,609	270,012